Summary of Significant Accounting Policies and Going Concern (Details 3) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Numerator:
Net income	$ 20,546	$ (666,843)	$ (4,328,318)	$ (7,115,159)
Denominator:
Weighted-average basic shares outstanding	695,513,142	3,390,082	93,011,260	2,615,437
Effect of dilutive securities	2,362,435,770
Weighted-average diluted shares	3,057,948,912	3,390,082
Basic earnings per share	$ 0.00	$ (0.20)
Diluted earnings per share	$ 0.00	$ (0.20)